SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Dec. 31, 2017
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

SCHEDULE II

INTERNATIONAL BUSINESS MACHINES CORPORATION AND SUBSIDIARY COMPANIES
VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
For the Years Ended December 31:
(Dollars in Millions)

Description	Balance at Beginning of Period	Additions/ (Deductions)*	Write-offs	Other**	Balance at End of Period
Allowance For Credit Losses
2017
—Current	$675	$65	$(157)	$11	$594

—Noncurrent	$101	$(10)	$(42)	$26	$74

2016
—Current	$909	$87	$(307)	$(13)	$675

—Noncurrent	$118	$(2)	$(7)	$(8)	$101

2015
—Current	$829	$226	$(92)	$(55)	$909

—Noncurrent	$126	$8	$(1)	$(14)	$118

Allowance For Inventory Losses
2017	$525	$164	$(139)	$23	$574

2016	$483	$178	$(150)	$14	$525

2015	$564	$165	$(230)	$(15)	$483

Revenue Based Provisions
2017	$481	$1,292	$(1,342)	$20	$451

2016	$505	$1,377	$(1,392)	$(9)	$481

2015	$616	$1,658	$(1,741)	$(28)	$505

*

Additions for Allowance for Credit Losses and Allowance for Inventory Losses are charged to expense and cost accounts, respectively, while Revenue Based Provisions are charged to revenue accounts. Deductions represent the reversal of such charges.

**	Primarily comprises currency translation adjustments.